Investment securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 33,759	$ 34,113
Unrealized Gross Gain	8	58
Unrealized Gross Loss	133	22
Fair Value	33,634	34,149
Corporate Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	20,752
Unrealized Gross Gain	8
Unrealized Gross Loss	18
Fair Value	20,742
Corporate Debt Securities [Member] | Costa Rica [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,000
Unrealized Gross Gain	0
Unrealized Gross Loss	0
Fair Value	2,000
Corporate Debt Securities [Member] | Honduras [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,118
Unrealized Gross Gain	0
Unrealized Gross Loss	0
Fair Value	4,118
Corporate Debt Securities [Member] | Panama [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	14,634	12,660
Unrealized Gross Gain	8	0
Unrealized Gross Loss	18	0
Fair Value	14,624	12,660
Sovereign Debt [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		21,453
Unrealized Gross Gain		58
Unrealized Gross Loss		22
Fair Value		21,489
Sovereign Debt [Member] | Honduras [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		6,442
Unrealized Gross Gain		9
Unrealized Gross Loss		19
Fair Value		6,432
Sovereign Debt [Member] | Panama [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		2,000
Unrealized Gross Gain		45
Unrealized Gross Loss		0
Fair Value		2,045
Sovereign Debt [Member] | Colombia [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	13,007	13,011
Unrealized Gross Gain	0	4
Unrealized Gross Loss	115	3
Fair Value	$ 12,892	$ 13,012